Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Apr. 30, 2015
C000146106
Account Value [Line Items]
Line Graph and Table Measure Name	ONEFUND S&P 500
Account Value	$ 26,329	$ 24,371	$ 20,569	$ 22,003	$ 19,500	$ 11,426	$ 13,843	$ 12,936	$ 11,601	$ 9,900	$ 10,000
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 32,173	29,721	22,883	24,800	21,444	13,716	14,744	13,466	11,813	10,082	10,000
S&P 500 Equal Weight Total Return
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; white-space-collapse: preserve-breaks;">®</sup> Equal Weight Index
Account Value	$ 25,829	$ 24,814	$ 20,785	$ 22,184	$ 19,612	$ 11,429	$ 13,862	$ 12,929	$ 11,580	$ 9,860	$ 10,000